Exhibit 99.4 Schedule 2

Exception Detail

Run Date - 01/xx/2024 6:27:48 PM

Dummy Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
900000231	xx	xx	xx	187	09/xx/2023	Credit	Flood Certificate		Flood Certificate - is missing.		Please provide for review.	Information provided			10/xx/2023			A	1	09/xx/2023	SC	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000231	xx	xx	xx	851	09/xx/2023	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		ITIN Non Permanent Resident Alien guidelines require an Unexpired Work authorization card.	ITIN DSCR (no employment stated).		Client 10/xx/2023 09:30 PM; this is not part of our guidelines Reviewer 10/xx/2023 07:04 AM; Hello, Announcement 2023-9 dated 6/xx/2023 states Unexpired Work Authorization. Please advice. Thank you Reviewer 10/xx/2023 07:04 AM; Announcement 2023-9 dated 6/xx/2023 states Unexpired Work Authorization. Please advice	10/xx/2023			A	1	09/xx/2023	SC	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000231	xx	xx	xx	330	09/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory Fraud Report with all High and Medium alerts cleared	received			10/xx/2023			A	1	09/xx/2023	SC	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000231	xx	xx	xx	851	09/xx/2023	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		First time investor is limited to DSCR of 1.0 Current DSCR 0.87 with appraisers estimated market rents $1,795, PITIA $2,059.87 (P&I$1,436.04, TX$430, INS$63.83, HOA$130)	VOR provided reflects rent paid since 2/xx/2020.		Client 10/xx/2023 09:31 PM; For the second the borrower is a FTHB but he has 12 month VOR so he is not subject to the 1.00 DSCR score. Reviewer 10/xx/2023 07:23 AM; Condition has been cleared. Thank you	10/xx/2023			A	1	09/xx/2023	SC	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000008	xx	xx	xx	1068	10/xx/2023	Credit	UW Other		UW Other - Fraud Alert was not addressed		Fraud Report missing from file. All High and medium alerts must be addressed and clear.	Drive Report provided. xx verified.		Reviewer 11/xx/2023 07:00 PM; Provide documentation to clear the high alerts for xx	11/xx/2023			A	1	10/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
900000200	xx	xx	xx	219	10/xx/2023	Credit	HUD1		HUD1 - Final HUD-1 is missing		Please provide for review.	Information provided		Reviewer 10/xx/2023 11:14 AM; need cd or hud signed at closing	10/xx/2023			A	1	10/xx/2023	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000200	xx	xx	xx	330	10/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		6 Months Rent Loss insurance required	Per Acra, please clear as we are going to waive the 6-months rent loss coverage requirement and charge the Seller a 50bp price.		Client 10/xx/2023 10:37 AM; xx is approving an exception to the Rent Loss Coverage Deficiency. Please clear as we are going to waive the 6 months rent loss coverage requirement and charge the Seller a 50bp price hit. Reviewer 10/xx/2023 11:41 AM; Condition has been cleared. Thank you.	10/xx/2023			A	1	10/xx/2023	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000200	xx	xx	xx	330	10/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final loan approval, confirming date of approval	received			10/xx/2023			A	1	10/xx/2023	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000205	xx	xx	xx	387	10/xx/2023	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		The file did not contain rent loss insurance for the subject. Per guideline, rent loss insurance is required,	Per Acra, please clear as we are going to waive the 6-months' rent loss coverage requirement and charge the Seller a 50bp price.		Client 10/xx/2023 10:36 AM; Acra is approving an exception to the Rent Loss Coverage Deficiency. Please clear as we are going to waive the 6 months rent loss coverage requirement and charge the Seller a 50bp price hit. Reviewer 10/xx/2023 11:37 AM; Condition has been cleared. Thank you.	10/xx/2023			A	1	09/xx/2023	ID	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000234	xx	xx	xx	72	10/xx/2023	Credit	Closing Package		Closing Package -		File is missing images of the lender approval. Please provide for review.	Information provided		Client 10/xx/2023 02:36 PM; This is a manual underwrite transaction. There is no AUS approval to provide, please review the 1008 and clear. Reviewer 10/xx/2023 02:57 PM; Hello&#x0D; This is not asking for the AUS, this is asking for the Lender's Approval form (clear to close)&#x0D; &#x0D; Thanks&#x0D; xx Reviewer 10/xx/2023 02:59 PM;	10/xx/2023			A	1	10/xx/2023	NV	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000088	xx	xx	xx	851	11/xx/2023	Credit	UW Qualifications	UW Qualifications - UW – Exception needed	Payment shock exceeds 3% for First Time Homebuyer. Exception required.	The exceeded payment shock approved with the following compensating factors: Net Residual income $12,301.86, Reserves $61,577.45 (6.57mo.), FICO 780 with only credit line usage of 1%, borrower has demonstrated through income, savings, and credit obligations are prepared for the new PITI.	Client 11/xx/2023 10:56 AM; Team Acra - Please tell us how are we exceeding the 3%. The condition seems to be not valid, kindly clarify with more details.

 Reviewer 11/xx/2023 11:20 AM; Per the VOR the borrower's rent was $2125.00/mo. New PITI $9370.14-$2125.00+7245.14/$2125.00=3.4%. Thank you

 Client 11/xx/2023 07:03 PM; We are requesting ACRA for an exception on the exceeded payment shock. Kindly consider and approve.

 Reviewer 11/xx/2023 10:10 AM; Provide the exception approval for consideration.  Thank you.

 Client 11/xx/2023 01:24 PM; Exception for First-time home buyer payment shock exceeding 3x prior housing payment has been uploaded.

 Reviewer 11/xx/2023 04:46 PM; condition reviewed and cleared.  Thank you

																	11/xx/2023	B	2	11/xx/2023	NV	1	1	C	B	C	B	A	A	A	A		Non-QM	1
900000088	xx	xx	xx	1068	11/xx/2023	Credit	UW Other		UW Other - Fraud Alert was not addressed		SSA-89 processed and clear required to clear Fraud Alert.	received			11/xx/2023			A	1	11/xx/2023	NV	1	1	C	B	C	B	A	A	A	A		Non-QM	1
900000301	xx	xx	xx	330	10/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory Fraud report with all High and Medium alerts cleared.	received			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	A	C	A	A	A	C	A		Higher Priced QM (APOR)	1
900000301	xx	xx	xx	336	10/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Satisfactory evidence of Two months of distributions for $2,500 from xx or exception granted for lack of evidence of receipt for two months evidence. Only 9/23 provided.	10/3 receipt provided for total of two months			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	A	C	A	A	A	C	A		Higher Priced QM (APOR)	1
900000301	xx	xx	xx	1108	10/xx/2023	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		CU Score above 2.5 requires satisfactory second evaluation	Second Valuation provided.		Client 11/xx/2023 10:01 AM; Acra does not require. Please waive. This needs to be discussed with the credit team to not add this condition on our loans. Reviewer 11/xx/2023 11:42 AM; condition cleared	11/xx/2023			A	1	10/xx/2023	FL	1	1	C	A	C	A	A	A	C	A		Higher Priced QM (APOR)	1
900000301	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final 1003/1008 to match final LDL DTI 42.24%	received			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	A	C	A	A	A	C	A		Higher Priced QM (APOR)	1
900000267	xx	xx	xx	320	10/xx/2023	Credit	UW Assets		UW Assets - UW - Asset Other		Business account being used for transaction will require partner Dustin Woo to supply evidence borrower can use 100% of funds in business account.	received		Client 11/xx/2023 12:08 PM; Will need letter from Dustin Woo authorizing our borrower's ability to use business funds. Reviewer 11/xx/2023 01:03 PM; Will need letter from xx authorizing our borrower's ability to use business funds. Reviewer 11/xx/2023 01:30 PM; Condition has been addressed. Thank you	11/xx/2023			A	1	10/xx/2023	NV	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000267	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final Clear to Close status on Loan Decision Letter required.	Decision Letter reflects all conditions signed off.		Client 11/xx/2023 12:10 PM; CTC approval added to file Reviewer 11/xx/2023 12:51 PM; Hello, The Loan Purchase Cert reflects Recommendation: Approved Certified Eligible. Can we confirm it means CTC (Clear To Close) Thank you xx Client 11/xx/2023 02:19 PM; The loan purchase cert reflects that all of the prior to docs/UW conditions have been cleared, so yes, CTC means clear to close, which would only apply if all of the UW conditions have been cleared. Reviewer 11/xx/2023 03:56 PM; Condition has been cleared Thank you	11/xx/2023			A	1	10/xx/2023	NV	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000261	xx	xx	xx	851	10/xx/2023	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		12 Months supporting documentation for mortgage history for past 12 months reporting October 22, July 23 & August 23 were documented as cash payments, no supporting checks provided.	Email approval by Barry in file.		Reviewer 11/xx/2023 06:15 AM; Satisfactory exception is needed to use bank statements for evidence of funds available to offset missing cash payments for rent. Client 11/xx/2023 03:46 PM; Email uploaded from Acra UW granting exception, please clear. Reviewer 11/xx/2023 04:23 PM; Condition has been cleared. Thank you	11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	920	10/xx/2023	Compliance	Compliance		Compliance - TRID-Missing Final CD		Please provide the final CD signed at consummation. (only images of the initial CD 10/17 are in images)	Information provided			11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final Loan Decision Letter with Clear to Close status required. Additional deficiencies may apply-return to auditor upon receipt. (cannot be cleared in Tdocs)	document provided			11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final CD required- additional deficiencies may apply	received		Reviewer 11/xx/2023 12:42 PM; Final closing document to be completed, with date issued, interest rate and payment information completed.	11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final 1003 and 1008 matching final loan decision letter, with clear to close status	received			11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	897	11/xx/2023	Compliance	Compliance		Compliance - TRID CD- Other		Missing fully completed CD signed at closing (cd uploaded that is signed 10/20 on page 1 has incomplete projected payment schedule and reflects all zero's in the loan calculation section of page 5)	Correct CD provided			11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	884	11/xx/2023	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000261	xx	xx	xx	898	11/xx/2023	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Zero tolerance violation of $87.85. CD cured $87.65. Need evidence of additional $0.20 refund along with letter of explanation to borrower and PCCD reflecting total cure of $87.85. All must be issued within 60 days of consummation.	Correct CD provided	Client 11/xx/2023 10:37 AM; Hello- Can you please advise as to how you are calculating an additional .20 cent cure needed? Thank you.

 Reviewer 11/xx/2023 11:21 AM;

 Reviewer 11/xx/2023 12:54 PM; Hello&#x0D;
The appraisal fee increased by $75 and the transfer taxes increased by $12.85 which totals a violation of $87.85.  The CD only cured $87.65 &#x0D;
&#x0D;
Thanks&#x0D;
xx

 Client 11/xx/2023 03:39 PM; Hello - the correspondent seller has informed us that the actual amoutn for transfer taxes was 331.20. The LE rounds down therefore it did not show the .20 cents. They are disputing the .20 cents cure. please advise.

 Reviewer 11/xx/2023 04:39 PM;

 Reviewer 11/xx/2023 10:28 AM; Hello&#x0D;
Thank you for the explanation.  Testing has been updated.&#x0D;
&#x0D;
Thanks&#x0D;
xx

															11/xx/2023			A	1	10/xx/2023	TN	1	13	C	A	C	A	C	A	A	A		Non-QM	1
900000303	xx	xx	xx	851	10/xx/2023	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Funds held in business account requires holder to be 100% owner. Borrower is 50% owner of business asset account used in transaction for purchase and reserves.		Exception granted: DTI under 5%, 799 FICO score, 10 times reserves with 50% of assets used matching 50% ownership.				10/xx/2023	B	2	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000303	xx	xx	xx	330	10/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Exception form to be fully executed, evidencing approval granted	AG Structures search provided			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000303	xx	xx	xx	336	10/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Satisfactory internet search for business, evidenced as active	Information provided			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000303	xx	xx	xx	492	11/xx/2023	Compliance	Appraisal		Appraisal - Compliance \ Appraisal - Evidence that Borrower(s) was provided a copy of the appraisal report on the subject property no less than 3 days prior to closing OR evidence that Borrower(s) waived the 3 day requirement at least 3 days prior to closing. If thi		Evidence the borrower was provided a copy of the Appraisal was not found in the file. Provide evidence of receipt of Appraisal by borrower.	Information provided		Reviewer 11/xx/2023 01:26 PM; document uploaded does not have either box checked. Still need evidence the borrower received the borrower was provided a copy of the appraisal.	11/xx/2023			A	1	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000303	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final 1003/1008 matching final loan approval required.	1008 provided			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000303	xx	xx	xx	330	11/xx/2023	Credit	UW Credit	UW Credit - UW - Credit Other	LDL item 14 not found Provide evidence that all mortgage/ rent payments are current month of closing Rent at primary ($8500 October) and Mortgage for xx	Check xx 9/xx/2023 provided. Note 10/xx/2023	Client 11/xx/2023 12:07 PM; See Credit supp upload 10/17; Oct payment for Inaugua made 10/xx/2023, next due 11/xx/2023. Exp 11/xx/2023. See Copy of $8500 Cancelled xx for Sept rent. Next due Oct 1, expiration Oct 31. Loan closed 10/xx/2023.

 Reviewer 11/xx/2023 01:12 PM; received LOE

 Reviewer 11/xx/2023 01:12 PM; Did not locate check #xx for $8,500 for Sept Rent.  Please provide

 Reviewer 11/xx/2023 01:15 PM; Did not locate $8500 Cancelled check #xx for Sept rent. please provide

 Client 11/xx/2023 03:29 PM; Check is in the file.  Please re-look.

 Reviewer 11/xx/2023 06:30 PM; Previous extensive search for this check mentioned.  Could not locate.  Please provide.

 Reviewer 11/xx/2023 06:31 PM; reviewed comment and added follow up

 Reviewer 11/xx/2023 06:31 PM;  &#x0D;

															11/xx/2023			A	1	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000303	xx	xx	xx	1108	11/xx/2023	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Second valuation required due to no CU score.	ARR provided.			11/xx/2023			A	1	10/xx/2023	FL	1	1	C	B	C	B	C	A	C	A		Non-QM	1
900000027	xx	xx	xx	269	11/xx/2023	Valuation	UW Collateral		UW Collateral - UW - Satisfactory Structural Certification		Appraiser was not able to locate interior Data Plate HUD Certificate. IBTS report required would suffice for missing certificate, or similar equivalent report required.	IBTS Certificate provided.		Reviewer 11/xx/2023 10:28 AM; Cannot be waived- will need to confirm date of construction Client 11/xx/2023 12:30 PM; Requesting ITBS report from seller Reviewer 11/xx/2023 02:09 PM; Condition has been cleared. Thank you	11/xx/2023			A	1	11/xx/2023	GA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000027	xx	xx	xx	271	11/xx/2023	Valuation	UW Collateral		UW Collateral - UW - Collateral not acceptable/warrantable		Manufactured home constructed prior to 1976 is not eligible for purchase	updated appraisal provided updated year to 1984- IBTS report still required to confirm			11/xx/2023			A	1	11/xx/2023	GA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000027	xx	xx	xx	1108	11/xx/2023	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		No CU score provided - satisfactory second evaluation required	Acceptable AVM provided.		Client 11/xx/2023 01:47 PM; AVM uploaded Reviewer 11/xx/2023 02:09 PM; Condition has been cleared. Thank you	11/xx/2023			A	1	11/xx/2023	GA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000027	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final executed 1008/Loan Approval and fully executed final 1003 required	LDL dated 11/xx/2023 provided.			11/xx/2023			A	1	11/xx/2023	GA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000024	xx	xx	xx	1108	11/xx/2023	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.			Not required 1.3 CU score			11/xx/2023			A	1	11/xx/2023	WA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000024	xx	xx	xx	272	11/xx/2023	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		FNMA UCDP and FHLMC LCA missing from file	CU score 1.3			11/xx/2023			A	1	11/xx/2023	WA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000024	xx	xx	xx	320	11/xx/2023	Credit	UW Assets		UW Assets - UW - Asset Other		CD from refi of primary residence netter Borrower $195000 missing from file.	CD provided $200,366.92 proceeds.		Client 11/xx/2023 12:49 PM; CD from refinance of primary res has been uploaded. $200K net proceeds. Reviewer 11/xx/2023 02:53 PM; Condition has been cleared. Thank you	11/xx/2023			A	1	11/xx/2023	WA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000386	xx	xx	xx	351	11/xx/2023	Credit	UW Qualifications	UW Qualifications - UW - DTI exceeds maximum limit	Averaged Y2D and past hourly income including all income per the work number $3314.51- DTI over 50%	Allowing calculated income based on time worked vs. the full year to qualify. Compensating Factors: 65% LTV, borrower's own funds to close, income pattern is consistent enough to establish anticipated earnings.	Client 11/xx/2023 02:17 PM; Due to borrower missing work due to a medical situation, I was able to reduce the number of months to divide the income by and keep the DTI &lt; 50%.

 Reviewer 11/xx/2023 05:57 PM; Unable to determine stable income for borrower. YTD income 9.25 mos ending 10/7 = $26,337 = $2,847 mo.  2022 W-2's 12 mos = $40,684.74 and $1,902 = $42,586.74 = $3,548 mo.  2021 YTD= $15,011 3.5 mos = $4,288.85.  The income has declined 20% since 2022 and 34% since 2021. Medical issues in the past have not been documented to allow higher income probability.

 Reviewer 11/xx/2023 05:59 PM; reviewed and added follow up

 Reviewer 11/xx/2023 08:59 AM; Exception needed to use income calculations based on months worked instead of months of year.

 Client 11/xx/2023 07:03 PM; Correct exception for income calculation has been uploaded.

 Reviewer 11/xx/2023 07:29 AM; Exception has been placed. Thank you

																	11/xx/2023	B	2	11/xx/2023	WA	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
900000386	xx	xx	xx	327	11/xx/2023	Credit	UW Credit	UW Credit - UW - Satisfactory 12 mth Rental	Exception required for first time investor without primary housing history.	1003 is correct since transaction is for an investment property. The prior real estate ownership section is correctly omitted.	Client 11/xx/2023 02:12 PM; Borrower currently lives rent free with his son - see LOE in file from son.

 Client 11/xx/2023 02:22 PM; Edited to add -  borrower is NOT a first time homebuyer, so exception would not apply

 Reviewer 11/xx/2023 04:33 PM; LOE is in the file from borrower and son

 Reviewer 11/xx/2023 05:02 PM; There are 2 mortgages appearing on the credit report that were paid off in 9/2018 and 6/2021.  Please provide updated 1003, page 4, Section 5A, regarding the ownership of real estate in the past 3 years.

 Reviewer 11/xx/2023 05:03 PM; added follow up

 Client 11/xx/2023 01:29 PM; The URLA is completed according to the instructions.  Since this is not intended for owner occupancy, answers to the prior real estate ownership section are correctly omitted.

 Reviewer 11/xx/2023 02:07 PM; Condition has been cleared. Thank you

															11/xx/2023			A	1	11/xx/2023	WA	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
900000386	xx	xx	xx	333	11/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Income Inconsistent		Satisfactory LOE for low year to date earnings.	VOE and Borrower LOE confirm that the borrower was temporarily of work due to medical issues.		Client 11/xx/2023 02:11 PM; Borrower provided letter of explanation about him missing work in 2023 due to a medical situation. Reviewer 11/xx/2023 04:30 PM; LOE reviewed and condition waived Reviewer 11/xx/2023 08:59 AM; Employer to confirm dates of employment out of work	11/xx/2023			A	1	11/xx/2023	WA	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
900000386	xx	xx	xx	437	11/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		Obtain a Verbal Verification of employment for all employment sources used to qualify within 10 days of note date. Must indicate borrower is currently employed, the name of the person verifying, their job title, and the phone number used to obtain the information and verification that the phone number is associated with the business. (IE Website Printout, 411 Search), . If the borrower is no longer employed, or has been furloughed or had reduced hours, file must return to underwriting for further review.	received		Reviewer 11/xx/2023 07:17 AM; WVOE dated 10/xx/2023. Note dated 11/xx/2023 which exceeds 10 business days (13 days).	11/xx/2023			A	1	11/xx/2023	WA	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
900000386	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final executed 1008/Loan Approval and fully executed final 1003 required.	1008 provided.			11/xx/2023			A	1	11/xx/2023	WA	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
900000035	xx	xx	xx	272	11/xx/2023	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Page 1 of appraisal under General description to be corrected to reflect "One unit with Accessory Unit". The appraisal currently reflect 1 unit.	Corrected appraisal provided.		Client 11/xx/2023 12:26 PM; Revised appraisal has been uploaded. Reviewer 11/xx/2023 01:12 PM; Condition has been cleared. Thank you	11/xx/2023			A	1	11/xx/2023	CA	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000035	xx	xx	xx	1068	11/xx/2023	Credit	UW Other		UW Other - Fraud Alert was not addressed		Fraud Report reflecting Fraud score required. The report in file reflects "Auto Refer", score is required.	Information provided		Reviewer 11/xx/2023 06:53 AM; Required per line #20 on the LDL.	11/xx/2023			A	1	11/xx/2023	CA	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000035	xx	xx	xx	1108	11/xx/2023	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.			Acceptable CDA provided.		Client 11/xx/2023 12:38 PM; Additional UCDP/ARR uploaded 11/13 Reviewer 11/xx/2023 01:10 PM; UCDP CU Score 5 greater then 2.5. Reviewer 11/xx/2023 01:13 PM; CU score of 5 requires a second valuation. Max 2.5 is allowed. Thank you Client 11/xx/2023 05:38 PM; AVM uploaded Reviewer 11/xx/2023 07:11 AM; CDA info has been captured. Thank you	11/xx/2023			A	1	11/xx/2023	CA	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
900000056	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final 1003/1008 matching final approval	1003 and 1008 provided.			11/xx/2023			A	1	11/xx/2023	OH	1	1	D	A	D	A	A	A	A	A		Non-QM	1
900000056	xx	xx	xx	437	11/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		Satisfactory verbal verification of self employment dated within 30 days of note 11/xx/23	FL SOS provided.			11/xx/2023			A	1	11/xx/2023	OH	1	1	D	A	D	A	A	A	A	A		Non-QM	1
900000408	xx	xx	xx	318	11/xx/2023	Credit	UW Assets	UW Assets - UW - Source of Large Deposit	Bank of America on 10/20 for $5600, and on 10/06 for $5000	Rental deposit.	Client 11/xx/2023 06:49 PM; $5600: see image of cashiers check with memo "rent & deposit". URLA indicates borrower's intent to retain departure residence as investment, for $2300/mo. This deposit represents 2x that amount.&#x0D;
$5000: deposit does not require sourcing since the assets were documented as sufficient for closing without this deposit.

 Client 11/xx/2023 06:51 PM; Clarify: $5600 is 2x rent plus $1000 presumed cash.  Also, the $5K: Relative to the seasoned balance and borrower's income, this does not represent an unusually large deposit.

 Reviewer 11/xx/2023 07:12 AM; Condition has been cleared. Thank you

 Reviewer 11/xx/2023 07:13 AM; Condition has been cleared. Thank you

															11/xx/2023			A	1	10/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
900000408	xx	xx	xx	385	11/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Employment gap not properly addressed		Satisfactory evidence of employment from 03/21-01/22 WVOE explained borrower was working elsewhere during that time, employment to be documented confirming two years employment	The employer confirms more than 24 consecutive months of employment with an explanation.		Client 11/xx/2023 06:40 PM; WVOE's in file for employer provide confirmation of date of hire as 9/xx/2018. "Borrower worked elsewhere 03/21 - 01/22" is explanation for reduced income in 2021 but does not state that borrower was not an employee during that period. This employer confirms more than 24 consecutive months of employment with an explanation for low earnings in 2021, as the form requests. Reviewer 11/xx/2023 07:12 AM; Condition has been cleared. Thank you	11/xx/2023			A	1	10/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
900000247	xx	xx	xx	336	11/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Complete paystubs for Borrower covering minimum 1 month reflecting YTD earnings missing from the file. The paystubs in file do not reflect YTD earnings, taxes, hours, rate, etc. Note WVOE in file; however, ITIN guidelines require ACH deposits reflected on bank statements. Bank statements do not reflect ACH deposits for pay.	WVOE supports $7280.00/mo. (42x40). Based on the bank statements it appears the borrower is weekly paid.		Client 11/xx/2023 04:37 PM; We are wanting to go WVOE only. We have the proof of deposit on the bank statement Reviewer 11/xx/2023 05:09 PM; Conditions have been cleared. Thank you	11/xx/2023			A	1	10/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
900000247	xx	xx	xx	336	11/xx/2023	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		2021 and 2022 W2s for Borrower missing from file. WVOE in file; however, ACH deposits not reflected on bank statements to meet guidelines.	Borrower's joint WF account reflect weekly deposits.		Reviewer 11/xx/2023 06:15 PM; Documents received were the W-2's for the CB, xx, but not for the borrower, xx	11/xx/2023			A	1	10/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
900000247	xx	xx	xx	330	11/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Final 1008 reflecting correct income/DTI, etc. missing from file. The 1008 in file reflects ratio of 59.92 ( missing CB income)*****OR**** FInal approval.	Debts were paid off at closing supported with CD issued. 10/xx/2023.		Reviewer 11/xx/2023 06:21 PM; The 1008 received did not include additional debt of $632	11/xx/2023			A	1	10/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1